UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [x]; Amendment Number: 1
     This Amendment (Check only one.):  [x] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x105
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        August 13, 2009
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      104
Form 13F Information Table Value Total:      $97713
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T Inc                     COM              00206R102      480    19339 SH       SOLE                                      19339
Abbott Laboratories            COM              002824100     1229    26129 SH       SOLE                                      26129
Accenture Ltd                  COM              G1150G111      487    14550 SH       SOLE                                      14550
Adobe Systems Inc              COM              00724F101     2265    80032 SH       SOLE                                      80032
Ametek Inc                     COM              031100100     1192    34465 SH       SOLE                                      34465
Amgen Inc.                     COM              031162100      498     9415 SH       SOLE                                       9415
Amphenol Corp New Cl A         COM              032095101     1078    34061 SH       SOLE                                      34061
Anadarko Petroleum Corp        COM              032511107      200     4409 SH       SOLE                                       4409
Apache Corporation             COM              037411105     1481    20531 SH       SOLE                                      20531
Apple Computer Inc             COM              037833100      726     5095 SH       SOLE                                       5095
Aptargroup Inc                 COM              038336103      338    10016 SH       SOLE                                      10016
Asiainfo Holdings Inc          COM              04518A104      294    17074 SH       SOLE                                      17074
Autozone Inc                   COM              053332102     1655    10956 SH       SOLE                                      10956
Bard C.R. Inc.                 COM              067383109      747    10039 SH       SOLE                                      10039
Becton Dickinson & Co          COM              075887109     1765    24752 SH       SOLE                                      24752
Bristol-Myers Squibb           COM              110122108      316    15549 SH       SOLE                                      15549
Brown & Brown                  COM              115236101      274    13758 SH       SOLE                                      13758
C H Robinson Worldwide Inc New COM              12541W209     2290    43906 SH       SOLE                                      43906
CME Group, Inc.                COM              12572Q105      283      909 SH       SOLE                                        909
CVS Corp                       COM              126650100      834    26155 SH       SOLE                                      26155
Canadian National Railway Corp COM              136375102      437    10169 SH       SOLE                                      10169
Check Point Software           COM              M22465104      537    22868 SH       SOLE                                      22868
Church & Dwight Inc            COM              171340102      902    16601 SH       SOLE                                      16601
Cimarex Energy Co.             COM              171798101      312    11000 SH       SOLE                                      11000
Cisco Systems                  COM              17275R102      264    14179 SH       SOLE                                      14179
Clarcor Inc                    COM              179895107      382    13083 SH       SOLE                                      13083
Cognizant Tech                 COM              192446102      546    20467 SH       SOLE                                      20467
Danaher Corp                   COM              235851102     1469    23795 SH       SOLE                                      23795
Dentsply Intl                  COM              249030107      574    18765 SH       SOLE                                      18765
Dominion Resources             COM              25746U109      506    15132 SH       SOLE                                      15132
Donaldson Company Inc          COM              257651109     1192    34400 SH       SOLE                                      34400
Eaton Vance                    COM              278265103      653    24404 SH       SOLE                                      24404
Ecolab                         COM              278865100     1824    46791 SH       SOLE                                      46791
Emerson Electric Co            COM              291011104     1390    42895 SH       SOLE                                      42895
Energizer Holdings             COM              29266R108      481     9200 SH       SOLE                                       9200
Entergy Corp New               COM              29364G103      469     6050 SH       SOLE                                       6050
Euronet Worldwide Inc          COM              298736109      209    10800 SH       SOLE                                      10800
Expeditors Int'l Wash          COM              302130109     1579    47359 SH       SOLE                                      47359
Exxon Mobil Corp               COM              30231G102     3107    44443 SH       SOLE                                      44443
FPL Group                      COM              302571104      635    11166 SH       SOLE                                      11166
Factset Research System        COM              303075105      964    19330 SH       SOLE                                      19330
Fastenal Co                    COM              311900104      978    29484 SH       SOLE                                      29484
Fiserv Inc.                    COM              337738108     1499    32785 SH       SOLE                                      32785
Flowserve Corp                 COM              34354P105      611     8758 SH       SOLE                                       8758
Freeport-McMoran Copper & Gold COM              35671D857     1109    22129 SH       SOLE                                      22129
General Dynamics               COM              369550108      281     5080 SH       SOLE                                       5080
Genzyme Corp                   COM              372917104      269     4825 SH       SOLE                                       4825
Gilead Sciences Inc            COM              375558103     1835    39177 SH       SOLE                                      39177
Grainger (WW) Inc              COM              384802104     2571    31401 SH       SOLE                                      31401
Hansen Natural Corp            COM              411310105      247     8015 SH       SOLE                                       8015
Helmerich & Payne              COM              423452101      738    23898 SH       SOLE                                      23898
Henry Schein Inc.              COM              806407102      938    19552 SH       SOLE                                      19552
Hewlett-Packard                COM              428236103      698    18050 SH       SOLE                                      18050
Idexx Labs                     COM              45168D104     1673    36206 SH       SOLE                                      36206
Illinois Tool Works            COM              452308109      999    26761 SH       SOLE                                      26761
Int'l Business Mach            COM              459200101     1868    17892 SH       SOLE                                      17892
Iron Mountain Inc PA           COM              462846106      655    22800 SH       SOLE                                      22800
Johnson & Johnson              COM              478160104     2759    48567 SH       SOLE                                      48567
Kellogg Co                     COM              487836108      746    16025 SH       SOLE                                      16025
Knight Transportation Inc      COM              499064103      500    30200 SH       SOLE                                      30200
McCormick & Co                 COM              579780206      534    16419 SH       SOLE                                      16419
McDonald's Corp                COM              580135101      664    11549 SH       SOLE                                      11549
Millipore Corp                 COM              601073109      208     2959 SH       SOLE                                       2959
Monsanto Co                    COM              61166W101      891    11981 SH       SOLE                                      11981
Netease.com ADS                COM              64110W102      714    20290 SH       SOLE                                      20290
Nice Systems Ltd ADR           COM              653656108      396    17150 SH       SOLE                                      17150
Nike Inc Cl B                  COM              654106103      448     8651 SH       SOLE                                       8651
Noble Energy Inc.              COM              655044105      678    11500 SH       SOLE                                      11500
Northern Trust Corp            COM              665859104      460     8575 SH       SOLE                                       8575
Nucor Corp                     COM              670346105     1292    29084 SH       SOLE                                      29084
O'Reilly Automotive            COM              686091109     1442    37860 SH       SOLE                                      37860
Omnicom Group                  COM              681919106      243     7710 SH       SOLE                                       7710
Potash Corp                    COM              73755L107      777     8345 SH       SOLE                                       8345
Praxair Inc                    COM              74005P104     2001    28161 SH       SOLE                                      28161
Procter & Gamble Co            COM              742718109     1544    30219 SH       SOLE                                      30219
Qualcomm Inc                   COM              747525103     2576    56982 SH       SOLE                                      56982
Quest Diagnostics              COM              74834L100     1569    27800 SH       SOLE                                      27800
Questar Corporation            COM              748356102      409    13157 SH       SOLE                                      13157
RPM Inc                        COM              749685103      141    10040 SH       SOLE                                      10040
Roper Inds Inc New Com         COM              776696106      717    15816 SH       SOLE                                      15816
Schlumberger Ltd               COM              806857108      261     4825 SH       SOLE                                       4825
Sigma-Aldrich Corp             COM              826552101     3597    72585 SH       SOLE                                      72585
St. Jude Med Inc.              COM              790849103      569    13854 SH       SOLE                                      13854
Staples Inc                    COM              855030102      873    43261 SH       SOLE                                      43261
Stericycle Inc                 COM              858912108     1428    27716 SH       SOLE                                      27716
Strayer Education Inc          COM              863236105     1283     5884 SH       SOLE                                       5884
Stryker Corp                   COM              863667101     2063    51923 SH       SOLE                                      51923
Suncor Energy Inc.             COM              867229106      394    13000 SH       SOLE                                      13000
Syngenta Adr                   COM              87160A100      966    20760 SH       SOLE                                      20760
T Rowe Price Assoc             COM              74144T108      663    15922 SH       SOLE                                      15922
Taiwan Semiconductor Mfg       COM              874039100      737    78346 SH       SOLE                                      78346
Techne Corporation             COM              878377100      411     6435 SH       SOLE                                       6435
Telefonica De Espana SA ADR    COM              879382208      330     4867 SH       SOLE                                       4867
Teva Pharmaceutical            COM              881624209     2922    59225 SH       SOLE                                      59225
Thermo Electron                COM              883556102      531    13025 SH       SOLE                                      13025
Trimble Navigation Ltd         COM              896239100      327    16672 SH       SOLE                                      16672
United Technologies            COM              913017109      860    16543 SH       SOLE                                      16543
V F Corp                       COM              918204108      311     5619 SH       SOLE                                       5619
VCA Antech Inc                 COM              918194101      212     7940 SH       SOLE                                       7940
VistaPrint Ltd                 COM              G93762204      224     5250 SH       SOLE                                       5250
WGL Holdings Inc.              COM              92924f106      690    21537 SH       SOLE                                      21537
Walgreen Co                    COM              931422109      721    24534 SH       SOLE                                      24534
iShares S&P 500 Value Index Fu                  464287200     1034    11200 SH       SOLE                                      11200
iShares S&P MidCap 400 Growth                   464287606      764    12259 SH       SOLE                                      12259